Equity Method Investments	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Equity Method Investments
Note 8: Equity Method Investments
On January 29, 2021, the Company and The Blackstone Group and its subsidiaries, and private equity funds affiliated with Blackstone (“Blackstone’s consortium”)
sold
Refinitiv to LSEG in an
a
ll share transaction. As a result, equity method investments at June 30, 2021 were primarily comprised of the Company’s indirect investment in LSEG shares, which it holds through its direct investment in York Parent Limited and its subsidiaries (“YPL”), formerly Refinitiv Holdings Ltd. (“RHL”). YPL is an entity incorporated under the laws of the Cayman Islands and jointly owned by the Company, Blackstone’s consortium and certain current and former members of Refinitiv senior management. As of June 30, 2021, YPL held a combination of LSEG ordinary shares and LSEG limited-voting ordinary shares (with the shares carrying in aggregate an approximate 30% economic interest and a 24% voting interest in LSEG). At the same date, the Company owned 42.82% of YPL and indirectly owned approximately 72.4 million LSEG shares.
Subject to certain exceptions, the Company and Blackstone’s consortium have otherwise agreed to be subject to a lock-up
for their LSEG shares through January 29, 2023. In each of years three and four following closing (starting on January 30, 2023 and January 30, 2024, respectively), the Company and Blackstone’s consortium will become entitled to sell in aggregate one-third
of the LSEG shares that were issued. The
lock-up
arrangement will terminate on January 29, 2025. The ability of current and former members of Refinitiv senior management to sell shares held by them is also subject to certain restrictions.
YPL is entitled to nominate

three non-executive LSEG directors for as long as it holds at least 25% of LSEG shares, two LSEG directors for as long as it holds at least 17.5% but less than 25% of LSEG shares and one LSEG director for as long as it holds at least 10% but less than 17.5% of LSEG shares. For so long as YPL is entitled to nominate three directors, one nominee will be a Thomson Reuters representative. Once YPL is released from the lock-up
agreement described above, any disposals of LSEG shares will be subject to orderly marketing restrictions. A standstill restriction also applies to YPL under which it (and the underlying investors) have agreed not to, among other matters, acquire further LSEG shares, or make a takeover offer for LSEG for designated time periods. YPL has also committed to vote its LSEG shares in line with the LSEG Board’s recommendation.
The Company accounts for its investment in LSEG at fair value, based on the share price of LSEG, within “Share of post-tax earnings (losses) in equity method investments” in the consolidated income statement. The investment is subject to equity accounting because the LSEG shares are held through YPL, over which the Company has significant influence. As YPL owns only the financial investment in LSEG shares, which the parties intend to sell over time, and is not involved in operating LSEG or the Refinitiv business, the investment in LSEG shares held by YPL is accounted for at fair value. LSEG dividends distributed to the Company from YPL, which amounted to $51 million in the three and six months ended June 30, 2021 were included in “Other investing activities” in the consolidated statement of cash flow.
Gain on sale of Refinitiv to LSEG and subsequent sale of LSEG shares
The Company recognized a gain of $8,075 million related to the January sale of Refinitiv to LSEG within “Share of post-tax earnings (losses) in equity method investments” in the consolidated income statement. As of the January 29, 2021 closing date, the Company indirectly owned approximately 82.5 million LSEG shares, which included 4.5 million shares from the exercise of warrants the Company previously held in Refinitiv. The transaction was predominantly tax deferred for the Company except for approximately $640 million that is payable in 2021. In March 2021, as permitted under a lock-up exception, approximately 10.1 million of the Company’s LSEG shares were sold for pre-tax net proceeds of $994 million. Over the course of 2021, the Company will pay approximately $225 million of tax on the sale of these shares and will use the remaining after-tax proceeds to pay the approximately $640 million of taxes on the LSEG transaction. In the six months ended June 30, 2021, the Company paid $444 million of tax in connection with these transactions. The proceeds from the sale of the shares by YPL were distributed to the Company as a dividend that reduced the value of the investment. The proceeds and the associated tax payments were presented in “Net cash (used in) provided by investing activities” within the consolidated statement of cash flow.
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
YPL (formerly RHL)	1,090	(155)	7,385	(213)
Other equity method investments	2	2	4	6
Total share of post-tax earnings (losses) in equity method investments	1,092	(153)	7,389	(207)
In the three-month period ended June 30, 2021, the Company’s share of post-tax earnings in equity method investments was comprised of a
$
1,039
million increase in the value of its LSEG investment and
$
51
million of dividend income from LSEG. The
six-month
period ended June 30, 2021 was primarily comprised of an
$
8,075
million gain from the sale of Refinitiv, but also included LSEG dividend income. These items were partly offset by a
$573
million decline in the value of the LSEG investment subsequent to the sale date and
$
168
million of
post-tax
losses related to the Refinitiv operations prior to the sale.
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	June 30,	December 31,

	2021	2020
YPL (formerly RHL)	7,750	981
Other equity method investments	163	155
Total equity method investments	7,913	1,136
Set forth below is summarized financial information for 100% of YPL at June 30, 2021 (formerly RHL at June 30, 2020).

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020
Revenues	-	1,588	551	3,221

Gain related to the sale of Refinitiv to LSEG	-	-	18,645	-
Mark-to-market of LSEG shares	2,427	-	(1,147)	-
Dividend income	120	-	120	-
Refinitiv net loss prior to its sale to LSEG	-	(326)	(361)	(419)
Net earnings (loss)	2,547	(326)	17,257	(419)
Remove: Net earnings attributable to non-controlling interests	-	(18)	(11)	(54)
Net earnings (loss) attributable to YPL (formerly RHL)	2,547	(344)	17,246	(473)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	-	128	(214)	(111)
Total comprehensive income (loss) attributable to YPL (formerly RHL)	2,547	(216)	17,032	(584)
The Company’s share of net earnings attributable to YPL was $1,090 million and $7,385 million for the three and six months ended June 30, 2021, respectively. In the six-month period, the Company’s share of net earnings reflected changes in the Company’s percentage ownership of RHL and YPL during the first six
months of the year.
The following table reconciles the net assets attributable to YPL to the Company’s carrying value of its investment in YPL:

	June 30,	December 31,

	2021	2020
Assets
Current assets	7	2,071
Non-current assets	18,663	21,094
Total assets	18,670	23,165
Liabilities
Current liabilities	7	3,995
Non-current liabilities	36	14,268
Total liabilities	43	18,263
Net assets	18,627	4,902
Non-controlling interests	-	(2,415)
Net assets attributable to YPL (formerly RHL)	18,627	2,487

Net assets attributable to YPL (formerly RHL) - beginning period	2,487	3,278
Net earnings (loss) attributable to YPL (formerly RHL)	17,246	(1,232)
Other comprehensive (loss) income attributable to YPL (formerly RHL)	(214)	330
Other adjustments (1)	253	111
Distribution to owners	(1,145)	-
Net assets attributable to YPL (formerly RHL) - ending period	18,627	2,487
Thomson Reuters % share	42.82%	45%
Thomson Reuters $ share	7,976	1,119
Historical excluded equity adjustment (2)	(226)	(138)
Thomson Reuters carrying amount	7,750	981

(1)	Consists of equity transactions excluded from total comprehensive income (loss) attributable to YPL.
(2)	Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.